Investments (Details 15) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Recorded Investment, Aging [Abstract]
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due	$ 21,800	$ 0
Financing Receivable, Recorded Investment, 60 to 89 Days Past Due	0	0
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	20,316	15,555
Financing Receivable, Recorded Investment, Past Due	42,116	15,555
Financing Receivable, Recorded Investment, Current	961,408	876,495
Mortgage Loans On Real Estate Commercial And Consumer	$ 1,003,524	$ 892,050